SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2023
SHARE-BASED COMPENSATION [Abstract]
Summary of Non-Vested Restricted Shares
The following table provides a summary of the non-vested restricted shares for the year ended March 31, 2023:

	Number of Shares	Weighted Average Grant-date Fair Value

Nonvested April 1, 2022	343,806	$41.01
Granted	158,447	$56.50
Vested	(179,336)	$39.49
Forfeited	(8,057)	$42.28
Non-vested March 31, 2023	314,860	$49.57

Summary of Share-Based Compensation Expenses
The following table provides a summary of our total share-based compensation expense, including for restricted stock awards and our 2022 ESPP, and the related income tax benefit for the years ended March 31, 2023, 2022 and 2021 (in thousands):

	Year Ended March 31,
	2023	2022	2021

Equity-based compensation expense	$7,825	$7,114	$7,169
Income tax benefit	(2,097)	(1,999)	(2,179)